Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	2,133,512	1,564,083	1,723,730
Granted (in dollars per share)	$ 11.10	$ 28.93	$ 17.74
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	131,676	68,142	117,745
Granted (in dollars per share)	$ 14.10	$ 30.23	$ 21.12